Inventories, net (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventories, net
Inventories, net consist of the following:

	As of December 31,
	2023	2024
	(in thousands)
Finished goods	36,224	2,346
Work in process	9,756	127,681
Raw materials	20,686	29,834

Inventories	66,666	159,861
Less: inventory provision	(24,899)	(61,247)

Total	41,767	98,614